Shareholder Report, Line Graph (Details) - USD ($)				8 Months Ended		12 Months Ended		20 Months Ended		24 Months Ended	32 Months Ended		36 Months Ended	44 Months Ended		48 Months Ended	56 Months Ended		60 Months Ended	68 Months Ended		72 Months Ended	80 Months Ended		84 Months Ended	92 Months Ended		96 Months Ended	108 Months Ended	120 Months Ended
	Apr. 29, 2018	Apr. 16, 2018	Dec. 31, 2015	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000057076
Account Value [Line Items]
Line Graph and Table Measure Name						Class A (including sales charges)
Accumulated Value			$ 9,450				$ 9,871			$ 10,556			$ 10,260			$ 11,323			$ 11,697			$ 12,409			$ 11,587			$ 12,798	$ 13,647	$ 14,923
C000057077
Account Value [Line Items]
Line Graph and Table Measure Name						Class C (including sales charges)
Accumulated Value			9,900				10,259			10,885			10,493			11,510			11,791			12,417			11,519			12,608	13,361	14,488
C000201773
Account Value [Line Items]
Line Graph and Table Measure Name						Class P
Accumulated Value		$ 10,000		$ 9,683				$ 10,741				$ 11,130			$ 11,851			$ 11,121		$ 12,314			$ 13,196				$ 14,478
C000066743
Account Value [Line Items]
Line Graph and Table Measure Name						Class R
Accumulated Value			10,000				10,420			11,122			10,774			11,858			12,222			12,922			12,045			13,263	14,112	15,400
C000161524
Account Value [Line Items]
Line Graph and Table Measure Name						Class R6
Accumulated Value			10,000				10,486			11,258			10,981			12,169			12,622			13,427			12,598			13,952	14,938	16,393
C000057078
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Shares
Accumulated Value			1,000,000				1,048,400			1,126,611			1,098,783			1,218,661			1,262,654			1,344,474			1,260,176			1,396,653	1,494,977	1,640,139
C000066744
Account Value [Line Items]
Line Graph and Table Measure Name						Investor Shares
Accumulated Value			10,000				10,477			11,237			10,947			12,114			12,544			13,340			12,490			13,824	14,782	16,194
C000043358
Account Value [Line Items]
Line Graph and Table Measure Name						Class A (including sales charges)
Accumulated Value			9,550				10,690			11,111			9,426			10,963			8,419			11,199			12,920			11,634	12,274	14,103
C000043359
Account Value [Line Items]
Line Graph and Table Measure Name						Class C (including sales charges)
Accumulated Value			9,900				10,995			11,342			9,546			11,029			8,401			11,093			12,702			11,358	11,890	13,557
C000201770
Account Value [Line Items]
Line Graph and Table Measure Name						Class P
Accumulated Value		10,000		8,169				9,536				7,352			9,812			11,366		10,261			10,865				12,519
C000058992
Account Value [Line Items]
Line Graph and Table Measure Name						Class R
Accumulated Value			10,000				11,163			11,565			9,784			11,360			8,700			11,547			13,287			11,933	12,561	14,391
C000161523
Account Value [Line Items]
Line Graph and Table Measure Name						Class R6
Accumulated Value			10,000				11,228			11,710			9,958			11,638			8,965			11,962			13,857			12,512	13,246	15,279
C000043360
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Shares
Accumulated Value			1,000,000				1,123,600			1,171,690			997,225			1,164,460			896,401			1,196,875			1,385,383			1,251,694	1,325,293	1,527,533
C000058993
Account Value [Line Items]
Line Graph and Table Measure Name						Investor Shares
Accumulated Value			10,000				11,224			11,682			9,933			11,595			8,922			11,896			13,775			12,427	13,143	15,130
C000025591
Account Value [Line Items]
Line Graph and Table Measure Name						Class A (including sales charges)
Accumulated Value			9,450				10,095			12,716			11,267			14,158			16,025			19,241			15,526			18,665	21,903	26,556
C000025593
Account Value [Line Items]
Line Graph and Table Measure Name						Class C (including sales charges)
Accumulated Value			9,900				10,491			13,122			11,542			14,396			16,170			19,274			15,436			18,426	21,454	25,815
C000201786
Account Value [Line Items]
Line Graph and Table Measure Name						Class P
Accumulated Value		10,000		8,720				11,004				12,501			15,069			12,206		14,734			17,349				21,109
C000058975
Account Value [Line Items]
Line Graph and Table Measure Name						Class R
Accumulated Value			10,000				10,650			13,387			11,830			14,830			16,746			20,055			16,147			19,368	22,658	27,401
C000161534
Account Value [Line Items]
Line Graph and Table Measure Name						Class R6
Accumulated Value			10,000				10,714			13,557			12,066			15,220			17,292			20,845			16,887			20,375	23,994	29,203
C000025589
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Shares
Accumulated Value			1,000,000				1,072,000			1,355,866			1,205,771			1,521,442			1,728,358			2,082,672			1,687,381			2,035,825	2,397,184	2,917,133
C000058976
Account Value [Line Items]
Line Graph and Table Measure Name						Investor Shares
Accumulated Value			10,000				10,701			13,521			12,009			15,128			17,167			20,662			16,720			20,151	23,703	28,804
C000025590
Account Value [Line Items]
Line Graph and Table Measure Name						Service Shares
Accumulated Value			10,000				10,668			13,419			11,879			14,907			16,856			20,211			16,292			19,565	22,918	27,743
C000050447
Account Value [Line Items]
Line Graph and Table Measure Name						Class A (including sales charges)
Accumulated Value			9,450				9,512			11,734			10,169			11,635			11,744			12,794			11,477			13,303	12,967	16,745
C000050448
Account Value [Line Items]
Line Graph and Table Measure Name						Class C (including sales charges)
Accumulated Value			9,900				9,879			12,102			10,407			11,816			11,837			12,810			11,402			13,111	12,686	16,272
C000201772
Account Value [Line Items]
Line Graph and Table Measure Name						Class P
Accumulated Value		10,000		8,565				9,835				9,967			10,901			9,814		11,398			11,154				14,457
C000200309
Account Value [Line Items]
Line Graph and Table Measure Name						Class R6
Accumulated Value	$ 10,000				$ 8,675				$ 9,963		$ 10,097			$ 11,044			$ 9,941				$ 11,548			$ 11,301		$ 14,651
C000050446
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Shares
Accumulated Value			1,000,000				1,009,200			1,249,894			1,087,908			1,249,136			1,264,001			1,382,564			1,244,446			1,445,424	1,414,347	1,833,560
C000091966
Account Value [Line Items]
Line Graph and Table Measure Name						Investor Shares
Accumulated Value			10,000				10,096			12,477			10,842			12,437			12,586			13,738			12,352			14,344	14,007	18,169
C000025508
Account Value [Line Items]
Line Graph and Table Measure Name						Class A (including sales charges)
Accumulated Value			9,450				10,656			12,236			11,425			14,238			16,182			19,811			16,871			20,420	24,888	28,263
C000025509
Account Value [Line Items]
Line Graph and Table Measure Name						Class C (including sales charges)
Accumulated Value			9,900				11,083			12,634			11,701			14,477			16,338			19,848			16,775			20,151	24,374	27,484
C000201766
Account Value [Line Items]
Line Graph and Table Measure Name						Class P
Accumulated Value		10,000		9,327				11,665				13,309			16,361			13,974		16,970			20,740				23,644
C000200306
Account Value [Line Items]
Line Graph and Table Measure Name						Class R6
Accumulated Value	10,000				9,522				11,911		13,600			16,708			14,280				17,330			21,197		24,151
C000025507
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Shares
Accumulated Value			1,000,000				1,132,100			1,305,425			1,223,444			1,530,039			1,746,692			2,145,288			1,833,577			2,224,863	2,720,562	3,100,897
C000091963
Account Value [Line Items]
Line Graph and Table Measure Name						Investor Shares
Accumulated Value			10,000				11,296			13,011			12,169			15,211			17,332			21,280			18,173			22,031	26,917	30,656
C000025449
Account Value [Line Items]
Line Graph and Table Measure Name						Class A (including sales charges)
Accumulated Value			9,450				9,927			11,038			10,276			11,843			13,114			14,102			12,115			13,577	14,693	16,380
C000025451
Account Value [Line Items]
Line Graph and Table Measure Name						Class C (including sales charges)
Accumulated Value			9,900				10,321			11,384			10,521			12,025			13,220			14,109			12,035			13,388	14,373	15,913
C000201783
Account Value [Line Items]
Line Graph and Table Measure Name						Class P
Accumulated Value		10,000		9,333				10,797				12,004			12,958			11,176		12,572			13,656				15,279
C000058959
Account Value [Line Items]
Line Graph and Table Measure Name						Class R
Accumulated Value			10,000				10,504			11,639			10,817			12,433			13,728			14,733			12,626			14,112	15,237	16,931
C000161531
Account Value [Line Items]
Line Graph and Table Measure Name						Class R6
Accumulated Value			10,000				10,548			11,765			10,998			12,725			14,136			15,267			13,181			14,813	16,089	18,002
C000025447
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Shares
Accumulated Value			1,000,000				1,053,800			1,176,357			1,099,541			1,271,949			1,412,881			1,524,922			1,316,160			1,480,417	1,606,549	1,797,567
C000058960
Account Value [Line Items]
Line Graph and Table Measure Name						Investor Shares
Accumulated Value			10,000				10,534			11,736			10,960			12,658			14,050			15,139			13,051			14,659	15,897	17,777
C000025448
Account Value [Line Items]
Line Graph and Table Measure Name						Service Shares
Accumulated Value			10,000				10,569			11,736			10,923			12,560			13,885			14,918			12,803			14,331	15,478	17,230
C000025513
Account Value [Line Items]
Line Graph and Table Measure Name						Class A (including sales charges)
Accumulated Value			9,450				9,994			11,612			10,574			12,541			14,087			15,816			13,364			15,329	17,037	19,693
C000025515
Account Value [Line Items]
Line Graph and Table Measure Name						Class C (including sales charges)
Accumulated Value			9,900				10,382			11,972			10,820			12,744			14,207			15,832			13,274			15,116	16,674	19,130
C000201784
Account Value [Line Items]
Line Graph and Table Measure Name						Class P
Accumulated Value		10,000		9,071				10,804				12,180			13,722			11,638		13,403			14,955				17,340
C000058961
Account Value [Line Items]
Line Graph and Table Measure Name						Class R
Accumulated Value			10,000				10,542			12,211			11,100			13,131			14,717			16,474			13,883			15,881	17,615	20,306
C000161532
Account Value [Line Items]
Line Graph and Table Measure Name						Class R6
Accumulated Value			10,000				10,609			12,382			11,316			13,477			15,194			17,122			14,525			16,715	18,651	21,638
C000025511
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Shares
Accumulated Value			1,000,000				1,061,700			1,237,942			1,131,108			1,347,941			1,519,399			1,711,451			1,451,482			1,671,236	1,864,431	2,162,740
C000058962
Account Value [Line Items]
Line Graph and Table Measure Name						Investor Shares
Accumulated Value			10,000				10,606			12,344			11,273			13,405			15,104			16,989			14,390			16,550	18,436	21,357
C000025512
Account Value [Line Items]
Line Graph and Table Measure Name						Service Shares
Accumulated Value			10,000				10,560			12,253			11,150			13,214			14,827			16,611			14,020			16,064	17,834	20,580
C000025579
Account Value [Line Items]
Line Graph and Table Measure Name						Class A (including sales charges)
Accumulated Value			9,450				10,055			12,168			10,832			13,241			15,095			17,592			14,577			17,103	19,516	23,191
C000025581
Account Value [Line Items]
Line Graph and Table Measure Name						Class C (including sales charges)
Accumulated Value			9,900				10,452			12,551			11,099			13,464			15,234			17,621			14,491			16,878	19,118	22,553
C000201785
Account Value [Line Items]
Line Graph and Table Measure Name						Class P
Accumulated Value		10,000		8,861				10,874				12,441			14,560			12,107		14,265			16,336				19,485
C000058973
Account Value [Line Items]
Line Graph and Table Measure Name						Class R
Accumulated Value			10,000				10,618			12,813			11,380			13,882			15,777			18,350			15,160			17,748	20,207	23,947
C000161533
Account Value [Line Items]
Line Graph and Table Measure Name						Class R6
Accumulated Value			10,000				10,678			12,975			11,606			14,243			16,292			19,065			15,853			18,668	21,392	25,514
C000025577
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Shares
Accumulated Value			1,000,000				1,067,800			1,297,697			1,159,493			1,423,509			1,627,498			1,904,661			1,583,344			1,865,655	2,136,548	2,548,261
C000058974
Account Value [Line Items]
Line Graph and Table Measure Name						Investor Shares
Accumulated Value			10,000				10,672			12,945			11,555			14,155			16,176			18,903			15,705			18,480	21,141	25,179
C000025578
Account Value [Line Items]
Line Graph and Table Measure Name						Service Shares
Accumulated Value			10,000				10,627			12,846			11,425			13,950			15,882			18,488			15,296			17,931	20,427	24,239
Goldman Sachs Index: MSCI World Index (Net Total Return, Unhedged, USD)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI World Index (Net, USD, Unhedged)
Accumulated Value			10,000				10,751			13,159			12,013			15,337			17,776			21,654			17,726			21,942	26,039	31,532
Goldman Sachs Index: MSCI World Index (Net Total Return, Unhedged, USD)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI World Index (Net, USD, Unhedged)
Accumulated Value			10,000				10,751			13,159			12,013			15,337			17,776			21,654			17,726			21,942	26,039	31,532
Goldman Sachs Index: MSCI World Index (Net Total Return, Unhedged, USD)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI World Index (Net, USD, Unhedged)
Accumulated Value		10,000		9,021				11,518				13,349			16,262			13,311		16,478			19,554				23,679
Goldman Sachs Index: MSCI World Index (Net Total Return, Unhedged, USD)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI World Index (Net, USD, Unhedged)
Accumulated Value			10,000				10,751			13,159			12,013			15,337			17,776			21,654			17,726			21,942	26,039	31,532
Goldman Sachs Index: MSCI World Index (Net Total Return, Unhedged, USD)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI World Index (Net, USD, Unhedged)
Accumulated Value			10,000				10,751			13,159			12,013			15,337			17,776			21,654			17,726			21,942	26,039	31,532
Goldman Sachs Index: MSCI World Index (Net Total Return, Unhedged, USD)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI World Index (Net, USD, Unhedged)
Accumulated Value			1,000,000				1,075,105			1,315,932			1,201,295			1,533,694			1,777,589			2,165,410			1,772,570			2,194,214	2,603,894	3,153,162
Goldman Sachs Index: MSCI World Index (Net Total Return, Unhedged, USD)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI World Index (Net, USD, Unhedged)
Accumulated Value			10,000				10,751			13,159			12,013			15,337			17,776			21,654			17,726			21,942	26,039	31,532
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000				11,196			13,640			13,042			17,149			20,304			26,132			21,399			27,025	33,786	39,827
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000				11,196			13,640			13,042			17,149			20,304			26,132			21,399			27,025	33,786	39,827
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000		9,394				12,351				14,624			18,822			15,413		19,465			24,335				28,686
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000				11,196			13,640			13,042			17,149			20,304			26,132			21,399			27,025	33,786	39,827
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000				11,196			13,640			13,042			17,149			20,304			26,132			21,399			27,025	33,786	39,827
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			1,000,000				1,119,599			1,364,025			1,304,222			1,714,874			2,030,390			2,613,222			2,139,945			2,702,486	3,378,640	3,982,741
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000				11,196			13,640			13,042			17,149			20,304			26,132			21,399			27,025	33,786	39,827
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index (Net, USD, Unhedged)
Accumulated Value			10,000				10,786			13,372			12,113			15,335			17,828			21,133			17,252			21,082	24,769	30,302
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index (Net, USD, Unhedged)
Accumulated Value			10,000				10,786			13,372			12,113			15,335			17,828			21,133			17,252			21,082	24,769	30,302
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index (Net, USD, Unhedged)
Accumulated Value		10,000		8,955				11,337				13,179			15,622			12,753		15,585			18,311				22,401
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index (Net, USD, Unhedged)
Accumulated Value			10,000				10,786			13,372			12,113			15,335			17,828			21,133			17,252			21,082	24,769	30,302
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index (Net, USD, Unhedged)
Accumulated Value			10,000				10,786			13,372			12,113			15,335			17,828			21,133			17,252			21,082	24,769	30,302
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index (Net, USD, Unhedged)
Accumulated Value			1,000,000				1,078,643			1,337,216			1,211,325			1,533,506			1,782,776			2,113,255			1,725,177			2,108,199	2,476,895	3,030,169
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index (Net, USD, Unhedged)
Accumulated Value			10,000				10,786			13,372			12,113			15,335			17,828			21,133			17,252			21,082	24,769	30,302
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index (Net, USD, Unhedged)
Accumulated Value			10,000				10,786			13,372			12,113			15,335			17,828			21,133			17,252			21,082	24,769	30,302
Goldman Sachs Index: MSCI EAFE Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI EAFE Index (Net, USD, Unhedged)
Accumulated Value			10,000				10,100			12,628			10,887			13,284			14,322			15,935			13,632			16,118	16,735	21,959
Goldman Sachs Index: MSCI EAFE Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI EAFE Index (Net, USD, Unhedged)
Accumulated Value			10,000				10,100			12,628			10,887			13,284			14,322			15,935			13,632			16,118	16,735	21,959
Goldman Sachs Index: MSCI EAFE Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI EAFE Index (Net, USD, Unhedged)
Accumulated Value		10,000		8,548				10,430				11,245			12,511			10,703		12,655			13,139				17,241
Goldman Sachs Index: MSCI EAFE Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI EAFE Index (Net, USD, Unhedged)
Accumulated Value	10,000				8,560				10,444		11,260			12,529			10,718				12,673			13,157		17,265
Goldman Sachs Index: MSCI EAFE Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI EAFE Index (Net, USD, Unhedged)
Accumulated Value			1,000,000				1,010,002			1,262,849			1,088,699			1,328,371			1,432,193			1,593,506			1,363,217			1,611,840	1,673,463	2,195,939
Goldman Sachs Index: MSCI EAFE Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI EAFE Index (Net, USD, Unhedged)
Accumulated Value			10,000				10,100			12,628			10,887			13,284			14,322			15,935			13,632			16,118	16,735	21,959
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000				11,196			13,640			13,042			17,149			20,304			26,132			21,399			27,025	33,786	39,827
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000				11,196			13,640			13,042			17,149			20,304			26,132			21,399			27,025	33,786	39,827
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000		9,394				12,351				14,624			18,822			15,413		19,465			24,335				28,686
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000				9,598				12,620		14,942			19,231			15,748				19,888			24,864		29,309
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			1,000,000				1,119,599			1,364,025			1,304,222			1,714,874			2,030,390			2,613,222			2,139,945			2,702,486	3,378,640	3,982,741
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000				11,196			13,640			13,042			17,149			20,304			26,132			21,399			27,025	33,786	39,827
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, USD, Hedged,
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Accumulated Value			10,000				10,395			10,710			10,899			11,795			12,453			12,280			10,902			11,681	12,078	12,665
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, USD, Hedged,
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Accumulated Value			10,000				10,395			10,710			10,899			11,795			12,453			12,280			10,902			11,681	12,078	12,665
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, USD, Hedged,
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Accumulated Value		10,000		10,193				11,030				11,646			11,484			10,196		10,924			11,295				11,844
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, USD, Hedged,
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Accumulated Value			10,000				10,395			10,710			10,899			11,795			12,453			12,280			10,902			11,681	12,078	12,665
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, USD, Hedged,
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Accumulated Value			10,000				10,395			10,710			10,899			11,795			12,453			12,280			10,902			11,681	12,078	12,665
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, USD, Hedged,
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Accumulated Value			1,000,000				1,039,485			1,071,042			1,089,922			1,179,472			1,245,293			1,227,966			1,090,199			1,168,110	1,207,774	1,266,518
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, USD, Hedged,
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Accumulated Value			10,000				10,395			10,710			10,899			11,795			12,453			12,280			10,902			11,681	12,078	12,665
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, USD, Hedged,
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Accumulated Value			10,000				10,395			10,710			10,899			11,795			12,453			12,280			10,902			11,681	12,078	12,665
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index (Net, USD, Unhedged)
Accumulated Value			10,000				10,786			13,372			12,113			15,335			17,828			21,133			17,252			21,082	24,769	30,302
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index (Net, USD, Unhedged)
Accumulated Value			10,000				10,786			13,372			12,113			15,335			17,828			21,133			17,252			21,082	24,769	30,302
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index (Net, USD, Unhedged)
Accumulated Value		10,000		8,955				11,337				13,179			15,622			12,753		15,585			18,311				22,401
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index (Net, USD, Unhedged)
Accumulated Value			10,000				10,786			13,372			12,113			15,335			17,828			21,133			17,252			21,082	24,769	30,302
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index (Net, USD, Unhedged)
Accumulated Value			10,000				10,786			13,372			12,113			15,335			17,828			21,133			17,252			21,082	24,769	30,302
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index (Net, USD, Unhedged)
Accumulated Value			1,000,000				1,078,643			1,337,216			1,211,325			1,533,506			1,782,776			2,113,255			1,725,177			2,108,199	2,476,895	3,030,169
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index (Net, USD, Unhedged)
Accumulated Value			10,000				10,786			13,372			12,113			15,335			17,828			21,133			17,252			21,082	24,769	30,302
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index (Net, USD, Unhedged)
Accumulated Value			10,000				10,786			13,372			12,113			15,335			17,828			21,133			17,252			21,082	24,769	30,302
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index (Net, USD, Unhedged)
Accumulated Value			10,000				10,786			13,372			12,113			15,335			17,828			21,133			17,252			21,082	24,769	30,302
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index (Net, USD, Unhedged)
Accumulated Value			10,000				10,786			13,372			12,113			15,335			17,828			21,133			17,252			21,082	24,769	30,302
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index (Net, USD, Unhedged)
Accumulated Value		10,000		8,955				11,337				13,179			15,622			12,753		15,585			18,311				22,401
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index (Net, USD, Unhedged)
Accumulated Value			10,000				10,786			13,372			12,113			15,335			17,828			21,133			17,252			21,082	24,769	30,302
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index (Net, USD, Unhedged)
Accumulated Value			10,000				10,786			13,372			12,113			15,335			17,828			21,133			17,252			21,082	24,769	30,302
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index (Net, USD, Unhedged)
Accumulated Value			1,000,000				1,078,643			1,337,216			1,211,325			1,533,506			1,782,776			2,113,255			1,725,177			2,108,199	2,476,895	3,030,169
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index (Net, USD, Unhedged)
Accumulated Value			10,000				10,786			13,372			12,113			15,335			17,828			21,133			17,252			21,082	24,769	30,302
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index (Net, USD, Unhedged)
Accumulated Value			10,000				10,786			13,372			12,113			15,335			17,828			21,133			17,252			21,082	24,769	30,302
Goldman Sachs Index: ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofAML Three Month U.S. Treasury Bill Index
Accumulated Value			10,000				10,033			10,119			10,308			10,543			10,613			10,619			10,773			11,314	11,908	12,405
Goldman Sachs Index: ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofAML Three Month U.S. Treasury Bill Index
Accumulated Value			10,000				10,033			10,119			10,308			10,543			10,613			10,619			10,773			11,314	11,908	12,405
Goldman Sachs Index: ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofAML Three Month U.S. Treasury Bill Index
Accumulated Value		10,000		10,144				10,375				10,444			10,449			10,601		11,133			11,717				12,207
Goldman Sachs Index: ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofAML Three Month U.S. Treasury Bill Index
Accumulated Value			10,000				10,033			10,119			10,308			10,543			10,613			10,619			10,773			11,314	11,908	12,405
Goldman Sachs Index: ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofAML Three Month U.S. Treasury Bill Index
Accumulated Value			10,000				10,033			10,119			10,308			10,543			10,613			10,619			10,773			11,314	11,908	12,405
Goldman Sachs Index: ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofAML Three Month U.S. Treasury Bill Index
Accumulated Value			1,000,000				1,003,271			1,011,859			1,030,826			1,054,316			1,061,349			1,061,871			1,077,326			1,131,354	1,190,771	1,240,514
Goldman Sachs Index: ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofAML Three Month U.S. Treasury Bill Index
Accumulated Value			10,000				10,033			10,119			10,308			10,543			10,613			10,619			10,773			11,314	11,908	12,405
Goldman Sachs Index: BCOM (Gross, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name						BCOM (Gross, USD, Unhedged)
Accumulated Value			10,000				11,177			11,367			10,089			10,865			10,525			13,379			15,532			14,303	15,072	17,450
Goldman Sachs Index: BCOM (Gross, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name						BCOM (Gross, USD, Unhedged)
Accumulated Value			10,000				11,177			11,367			10,089			10,865			10,525			13,379			15,532			14,303	15,072	17,450
Goldman Sachs Index: BCOM (Gross, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name						BCOM (Gross, USD, Unhedged)
Accumulated Value		10,000		8,749				9,422				9,127			11,602			13,469		12,403			13,070				15,132
Goldman Sachs Index: BCOM (Gross, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name						BCOM (Gross, USD, Unhedged)
Accumulated Value			10,000				11,177			11,367			10,089			10,865			10,525			13,379			15,532			14,303	15,072	17,450
Goldman Sachs Index: BCOM (Gross, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name						BCOM (Gross, USD, Unhedged)
Accumulated Value			10,000				11,177			11,367			10,089			10,865			10,525			13,379			15,532			14,303	15,072	17,450
Goldman Sachs Index: BCOM (Gross, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name						BCOM (Gross, USD, Unhedged)
Accumulated Value			1,000,000				1,117,667			1,136,714			1,008,885			1,086,478			1,052,538			1,337,873			1,553,179			1,430,283	1,507,243	1,744,967
Goldman Sachs Index: BCOM (Gross, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name						BCOM (Gross, USD, Unhedged)
Accumulated Value			10,000				11,177			11,367			10,089			10,865			10,525			13,379			15,532			14,303	15,072	17,450
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index (Gross, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Global Aggregate Bond Index (Gross, USD, Unhedged)
Accumulated Value			10,000				10,209			10,964			10,832			11,573			12,637			12,042			10,085			10,662	10,482	11,338
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index (Gross, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Global Aggregate Bond Index (Gross, USD, Unhedged)
Accumulated Value			10,000				10,209			10,964			10,832			11,573			12,637			12,042			10,085			10,662	10,482	11,338
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index (Gross, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Global Aggregate Bond Index (Gross, USD, Unhedged)
Accumulated Value		10,000		9,742				10,409				11,366			10,831			9,071		9,589			9,427				10,197
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index (Gross, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Global Aggregate Bond Index (Gross, USD, Unhedged)
Accumulated Value	10,000				9,906				10,584		11,557			11,013			9,223				9,750			9,586		10,369
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index (Gross, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Global Aggregate Bond Index (Gross, USD, Unhedged)
Accumulated Value			1,000,000				1,020,859			1,096,351			1,083,197			1,157,283			1,263,681			1,204,201			1,008,536			1,066,175	1,048,167	1,133,780
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index (Gross, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Global Aggregate Bond Index (Gross, USD, Unhedged)
Accumulated Value			10,000				10,209			10,964			10,832			11,573			12,637			12,042			10,085			10,662	10,482	11,338
Goldman Sachs Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000				10,265			10,628			10,630			11,556			12,424			12,232			10,641			11,229	11,369	12,199
Goldman Sachs Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000				10,265			10,628			10,630			11,556			12,424			12,232			10,641			11,229	11,369	12,199
Goldman Sachs Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000		10,225				11,117				11,951			11,767			10,236		10,802			10,937				11,736
Goldman Sachs Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 10,000				$ 10,225				$ 11,117		$ 11,951			$ 11,767			$ 10,236				$ 10,802			$ 10,937		$ 11,736
Goldman Sachs Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value			1,000,000				1,026,475			1,062,831			1,062,952			1,155,606			1,242,353			1,223,195			1,064,056			1,122,886	1,136,925	1,219,931
Goldman Sachs Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000				10,265			10,628			10,630			11,556			12,424			12,232			10,641			11,229	11,369	12,199
Goldman Sachs Index: Conservative Allocation Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name						Conservative Allocation Composite Index*
Accumulated Value			10,000				10,555			11,724			11,423			13,187			14,660			15,585			13,418			15,168	16,520	18,456
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index (Net, USD, Unhedged)
Accumulated Value			10,000				10,786			13,372			12,113			15,335			17,828			21,133			17,252			21,082	24,769	30,302
Goldman Sachs Index: Conservative Allocation Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name						Conservative Allocation Composite Index*
Accumulated Value			10,000				10,555			11,724			11,423			13,187			14,660			15,585			13,418			15,168	16,520	18,456
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index (Net, USD, Unhedged)
Accumulated Value			10,000				10,786			13,372			12,113			15,335			17,828			21,133			17,252			21,082	24,769	30,302
Goldman Sachs Index: Conservative Allocation Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name						Conservative Allocation Composite Index*
Accumulated Value		10,000		9,707				11,207				12,458			13,244			11,403		12,890			14,039				15,684
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index (Net, USD, Unhedged)
Accumulated Value		10,000		8,955				11,337				13,179			15,622			12,753		15,585			18,311				22,401
Goldman Sachs Index: Conservative Allocation Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name						Conservative Allocation Composite Index*
Accumulated Value			10,000				10,555			11,724			11,423			13,187			14,660			15,585			13,418			15,168	16,520	18,456
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index (Net, USD, Unhedged)
Accumulated Value			10,000				10,786			13,372			12,113			15,335			17,828			21,133			17,252			21,082	24,769	30,302
Goldman Sachs Index: Conservative Allocation Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name						Conservative Allocation Composite Index*
Accumulated Value			10,000				10,555			11,724			11,423			13,187			14,660			15,585			13,418			15,168	16,520	18,456
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index (Net, USD, Unhedged)
Accumulated Value			10,000				10,786			13,372			12,113			15,335			17,828			21,133			17,252			21,082	24,769	30,302
Goldman Sachs Index: Conservative Allocation Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name						Conservative Allocation Composite Index*
Accumulated Value			1,000,000				1,055,549			1,172,392			1,142,261			1,318,745			1,465,995			1,558,472			1,341,846			1,516,784	1,652,007	1,845,554
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index (Net, USD, Unhedged)
Accumulated Value			1,000,000				1,078,643			1,337,216			1,211,325			1,533,506			1,782,776			2,113,255			1,725,177			2,108,199	2,476,895	3,030,169
Goldman Sachs Index: Conservative Allocation Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name						Conservative Allocation Composite Index*
Accumulated Value			10,000				10,555			11,724			11,423			13,187			14,660			15,585			13,418			15,168	16,520	18,456
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index (Net, USD, Unhedged)
Accumulated Value			10,000				10,786			13,372			12,113			15,335			17,828			21,133			17,252			21,082	24,769	30,302
Goldman Sachs Index: Conservative Allocation Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name						Conservative Allocation Composite Index*
Accumulated Value			10,000				10,555			11,724			11,423			13,187			14,660			15,585			13,418			15,168	16,520	18,456
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index (Net, USD, Unhedged)
Accumulated Value			10,000				10,786			13,372			12,113			15,335			17,828			21,133			17,252			21,082	24,769	30,302
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, USD, Hedged,
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Accumulated Value			10,000				10,395			10,710			10,899			11,795			12,453			12,280			10,902			11,681	12,078	12,665
Goldman Sachs Index: Moderate Allocation Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name						Moderate Allocation Composite Index*
Accumulated Value			10,000				10,634			12,256			11,667			13,899			15,754			17,375			14,711			17,072	19,076	21,977
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, USD, Hedged,
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Accumulated Value			10,000				10,395			10,710			10,899			11,795			12,453			12,280			10,902			11,681	12,078	12,665
Goldman Sachs Index: Moderate Allocation Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name						Moderate Allocation Composite Index*
Accumulated Value			10,000				10,634			12,256			11,667			13,899			15,754			17,375			14,711			17,072	19,076	21,977
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, USD, Hedged,
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Accumulated Value		10,000		10,193				11,030				11,646			11,484			10,196		10,924			11,295				11,844
Goldman Sachs Index: Moderate Allocation Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name						Moderate Allocation Composite Index*
Accumulated Value		10,000		9,459				11,269				12,773			14,088			11,928		13,842			15,465				17,818
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, USD, Hedged,
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Accumulated Value			10,000				10,395			10,710			10,899			11,795			12,453			12,280			10,902			11,681	12,078	12,665
Goldman Sachs Index: Moderate Allocation Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name						Moderate Allocation Composite Index*
Accumulated Value			10,000				10,634			12,256			11,667			13,899			15,754			17,375			14,711			17,072	19,076	21,977
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, USD, Hedged,
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Accumulated Value			10,000				10,395			10,710			10,899			11,795			12,453			12,280			10,902			11,681	12,078	12,665
Goldman Sachs Index: Moderate Allocation Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name						Moderate Allocation Composite Index*
Accumulated Value			10,000				10,634			12,256			11,667			13,899			15,754			17,375			14,711			17,072	19,076	21,977
Goldman Sachs Index: Moderate Allocation Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name						Moderate Allocation Composite Index*
Accumulated Value			1,000,000				1,063,382			1,225,597			1,166,699			1,389,862			1,575,366			1,737,522			1,471,150			1,707,242	1,907,562	2,197,723
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, USD, Hedged,
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Accumulated Value			1,000,000				1,039,485			1,071,042			1,089,922			1,179,472			1,245,293			1,227,966			1,090,199			1,168,110	1,207,774	1,266,518
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, USD, Hedged,
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Accumulated Value			10,000				10,395			10,710			10,899			11,795			12,453			12,280			10,902			11,681	12,078	12,665
Goldman Sachs Index: Moderate Allocation Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name						Moderate Allocation Composite Index*
Accumulated Value			10,000				10,634			12,256			11,667			13,899			15,754			17,375			14,711			17,072	19,076	21,977
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, USD, Hedged,
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Accumulated Value			10,000				10,395			10,710			10,899			11,795			12,453			12,280			10,902			11,681	12,078	12,665
Goldman Sachs Index: Moderate Allocation Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name						Moderate Allocation Composite Index*
Accumulated Value			10,000				10,634			12,256			11,667			13,899			15,754			17,375			14,711			17,072	19,076	21,977
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, USD, Hedged,
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Accumulated Value			10,000				10,395			10,710			10,899			11,795			12,453			12,280			10,902			11,681	12,078	12,665
Goldman Sachs Index: Growth Allocation Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name						Growth Allocation Composite Index*
Accumulated Value			10,000				10,711			12,805			11,898			14,616			16,817			19,233			15,998			19,054	21,835	25,929
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, USD, Hedged,
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Accumulated Value			10,000				10,395			10,710			10,899			11,795			12,453			12,280			10,902			11,681	12,078	12,665
Goldman Sachs Index: Growth Allocation Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name						Growth Allocation Composite Index*
Accumulated Value			10,000				10,711			12,805			11,898			14,616			16,817			19,233			15,998			19,054	21,835	25,929
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, USD, Hedged,
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Accumulated Value		10,000		10,193				11,030				11,646			11,484			10,196		10,924			11,295				11,844
Goldman Sachs Index: Growth Allocation Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name						Growth Allocation Composite Index*
Accumulated Value		$ 10,000		$ 9,209				$ 11,312				$ 13,016			$ 14,886			$ 12,382		$ 14,748			$ 16,898				$ 20,067
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, USD, Hedged,
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Accumulated Value			10,000				10,395			10,710			10,899			11,795			12,453			12,280			10,902			11,681	12,078	12,665
Goldman Sachs Index: Growth Allocation Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name						Growth Allocation Composite Index*
Accumulated Value			10,000				10,711			12,805			11,898			14,616			16,817			19,233			15,998			19,054	21,835	25,929
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, USD, Hedged,
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Accumulated Value			10,000				10,395			10,710			10,899			11,795			12,453			12,280			10,902			11,681	12,078	12,665
Goldman Sachs Index: Growth Allocation Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name						Growth Allocation Composite Index*
Accumulated Value			10,000				10,711			12,805			11,898			14,616			16,817			19,233			15,998			19,054	21,835	25,929
Goldman Sachs Index: Growth Allocation Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name						Growth Allocation Composite Index*
Accumulated Value			1,000,000				1,071,081			1,280,529			1,189,776			1,461,565			1,681,664			1,923,309			1,599,824			1,905,440	2,183,468	2,592,907
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, USD, Hedged,
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Accumulated Value			1,000,000				1,039,485			1,071,042			1,089,922			1,179,472			1,245,293			1,227,966			1,090,199			1,168,110	1,207,774	1,266,518
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, USD, Hedged,
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Accumulated Value			10,000				10,395			10,710			10,899			11,795			12,453			12,280			10,902			11,681	12,078	12,665
Goldman Sachs Index: Growth Allocation Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name						Growth Allocation Composite Index*
Accumulated Value			10,000				10,711			12,805			11,898			14,616			16,817			19,233			15,998			19,054	21,835	25,929
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, USD, Hedged,
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Accumulated Value			10,000				10,395			10,710			10,899			11,795			12,453			12,280			10,902			11,681	12,078	12,665
Goldman Sachs Index: Growth Allocation Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name						Growth Allocation Composite Index*
Accumulated Value			$ 10,000				$ 10,711			$ 12,805			$ 11,898			$ 14,616			$ 16,817			$ 19,233			$ 15,998			$ 19,054	$ 21,835	$ 25,929